Organization and Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Organization and Operations
(1)	Organization and Operations:

Applied Genetic Technologies Corporation (the “Company” or “AGTC”) was incorporated as a Florida corporation on January 19, 1999 and reincorporated as a Delaware corporation on October 24, 2003. The Company is a clinical-stage biotechnology company developing gene therapy products designed to transform the lives of patients with severe inherited orphan diseases in ophthalmology.

The Company has devoted substantially all of its efforts to research and development, including clinical trials. The Company has not completed the development of any products. The Company has generated revenue from collaboration agreements, sponsored research payments and grants, but has not generated product revenue to date and is subject to a number of risks similar to those of other early stage companies in the biotechnology industry, including dependence on key individuals, the difficulties inherent in the development of commercially viable products, the need to obtain additional capital necessary to fund the development of its products, development by the Company or its competitors of technological innovations, risks of failure of clinical studies, protection of proprietary technology, compliance with government regulations and ability to transition to large-scale production of products. As of March 31, 2014, the Company had an accumulated deficit of $59,813. The Company has financed its operations to date primarily through private placements of its convertible preferred stock, collaborations, bank debt, convertible debt financings, grant funding and payments for sponsored research. The Company expects to continue to incur losses for the foreseeable future. At March 31, 2014, the Company had capital resources consisting of cash, cash equivalents and short-term investments of $24,530 and believes that these resources will be sufficient to allow the Company to fund its current operating plan for at least the next 12 months. On April 1, 2014, AGTC closed its initial public offering (“IPO”) and now trades on NASDAQ under the ticker symbol AGTC (see Note 6).

(1)	Organization and Operations:

Applied Genetic Technologies Corporation (the “Company” or “AGTC”) was incorporated as a Florida corporation on January 19, 1999 and reincorporated as a Delaware corporation on October 24, 2003. The Company is a clinical-stage biotechnology company developing gene therapy products designed to transform the lives of patients with severe inherited orphan diseases in ophthalmology.

The Company has devoted substantially all of its efforts to research and development, including clinical trials. The Company has not completed the development of any products. The Company has generated revenue from collaboration agreements, sponsored research payments and grants, but has not generated product revenue to date and is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals, the difficulties inherent in the development of commercially viable products, the need to obtain additional capital necessary to fund the development of its products, and competition from other companies. As of June 30, 2013, the Company had an accumulated deficit of $48,426. The Company has financed its operations to date primarily through private placements of its convertible preferred stock, collaborations, bank debt, convertible debt financings, grant funding and payments for sponsored research. The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, development by the Company or its competitors of technological innovations, risks of failure of clinical studies, dependence on key personnel, protection of proprietary technology, compliance with government regulations and ability to transition to large-scale production of products. The Company expects to continue to incur losses for the foreseeable future. At June 30, 2013, the Company had capital resources consisting of cash, cash equivalents and short-term investments of $22,893 and believes that these resources will be sufficient to allow the Company to fund its current operating plan for at least the next 12 months.